Income Tax (Details)			12 Months Ended
	Apr. 01, 2018 USD ($)	Apr. 01, 2018 HKD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 HKD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 HKD ($)
Income Tax [Line Items]
Deferred tax (liabilities) assets, net					$ 123
Profit tax, percentage			100.00%	100.00%
Waiver of profit tax			$ 3,000	$ 380	$ 1,500	$ 190	$ 3,000	$ 380
Hong Kong [Member]
Income Tax [Line Items]
Corporate income tax rate			16.50%	16.50%
Preferential provision rate	8.25%	8.25%
Provision for current tax	$ 255,000	$ 2,000,000